Investment Portfolio	as of March 31, 2020 (Unaudited)

DWS Capital Growth VIP

	Shares	Value ($)
Common Stocks 96.5%
Communication Services 12.2%
Entertainment 5.5%
Activision Blizzard, Inc.	189,927	11,296,858
Live Nation Entertainment, Inc.*	74,499	3,386,725
Netflix, Inc.*	29,143	10,943,196
Spotify Technology SA*	68,691	8,341,835
Walt Disney Co.	72,851	7,037,407
		41,006,021
Interactive Media & Services 5.2%
Alphabet, Inc. "A"*	12,400	14,408,180
Alphabet, Inc. "C"*	14,342	16,677,021
Facebook, Inc. "A"*	43,039	7,178,905
Pinterest, Inc. "A"*	28,560	440,966
		38,705,072
Wireless Telecommunication Services 1.5%
T-Mobile U.S., Inc.*	128,749	10,802,041
Consumer Discretionary 14.4%
Diversified Consumer Services 0.3%
Chegg, Inc.*	65,070	2,328,205
Hotels, Restaurants & Leisure 2.4%
Las Vegas Sands Corp.	64,617	2,744,284
McDonald's Corp.	70,250	11,615,837
Planet Fitness, Inc. "A"*	72,285	3,520,280
		17,880,401
Internet & Direct Marketing Retail 5.3%
Amazon.com, Inc.*	20,166	39,318,053
Multiline Retail 1.4%
Dollar General Corp.	69,031	10,424,371
Specialty Retail 4.1%
Burlington Stores, Inc.*	41,038	6,502,882
CarMax, Inc.*	102,245	5,503,848
Home Depot, Inc.	98,245	18,343,324
		30,350,054
Textiles, Apparel & Luxury Goods 0.9%
Lululemon Athletica, Inc.*	35,246	6,680,879
Consumer Staples 3.4%
Food & Staples Retailing 1.3%
Costco Wholesale Corp.	35,135	10,018,043
Food Products 1.5%
Mondelez International, Inc. "A"	220,430	11,039,134
Personal Products 0.6%
Estee Lauder Companies, Inc. "A"	28,291	4,507,888
Energy 0.2%
Oil, Gas & Consumable Fuels
Concho Resources, Inc.	36,468	1,562,654
Financials 5.5%
Capital Markets 1.6%
Intercontinental Exchange, Inc.	151,632	12,244,284
Consumer Finance 0.8%
American Express Co.	71,393	6,111,955
Insurance 3.1%
Progressive Corp.	309,106	22,824,387
Health Care 11.6%
Biotechnology 1.1%
BioMarin Pharmaceutical, Inc.*	61,340	5,183,230
Exact Sciences Corp.* (a)	51,393	2,980,794
		8,164,024
Health Care Equipment & Supplies 5.7%
Becton, Dickinson & Co.	71,498	16,428,096
Danaher Corp.	88,018	12,182,571
DexCom, Inc.*	39,185	10,551,345
The Cooper Companies, Inc.	13,257	3,654,557
		42,816,569
Life Sciences Tools & Services 3.0%
Thermo Fisher Scientific, Inc.	77,722	22,041,959
Pharmaceuticals 1.8%
Bristol-Myers Squibb Co.	52,707	2,937,888
Zoetis, Inc.	86,065	10,128,990
		13,066,878
Industrials 7.9%
Aerospace & Defense 0.9%
Boeing Co.	16,160	2,410,103
TransDigm Group, Inc.	14,374	4,602,411
		7,012,514
Building Products 0.5%
Trex Co., Inc.*	43,938	3,521,191
Electrical Equipment 1.4%
AMETEK, Inc.	143,759	10,353,523
Industrial Conglomerates 1.4%
Roper Technologies, Inc.	33,489	10,442,205
Machinery 0.6%
Parker-Hannifin Corp.	31,244	4,053,284
Professional Services 2.5%
TransUnion	139,201	9,212,322
Verisk Analytics, Inc.	68,027	9,481,604
		18,693,926
Road & Rail 0.6%
Norfolk Southern Corp.	31,816	4,645,136
Information Technology 38.3%
IT Services 8.3%
Fiserv, Inc.*	152,990	14,532,520
FleetCor Technologies, Inc.*	17,467	3,258,294
Global Payments, Inc.	77,984	11,247,633
Twilio, Inc. "A"*	39,519	3,536,555
Visa, Inc. "A"	183,805	29,614,662
		62,189,664
Semiconductors & Semiconductor Equipment 2.5%
Analog Devices, Inc.	37,775	3,386,529
Applied Materials, Inc.	75,401	3,454,874
NVIDIA Corp.	44,635	11,765,786
		18,607,189
Software 20.0%
Adobe, Inc.*	49,961	15,899,589
DocuSign, Inc.*	47,870	4,423,188
Intuit, Inc.	41,938	9,645,740
Microsoft Corp.	452,357	71,341,222
Nuance Communications, Inc.*	362,715	6,086,358
Proofpoint, Inc.*	73,982	7,589,813
Salesforce.com, Inc.*	65,877	9,484,970
ServiceNow, Inc.*	36,271	10,394,543
Synopsys, Inc.*	59,991	7,726,241
VMware, Inc. "A"*	51,737	6,265,351
		148,857,015
Technology Hardware, Storage & Peripherals 7.5%
Apple, Inc.	210,939	53,639,678
Pure Storage, Inc. "A"*	157,166	1,933,142
		55,572,820
Materials 0.9%
Chemicals 0.3%
Ecolab, Inc.	16,753	2,610,620
Construction Materials 0.6%
Vulcan Materials Co.	41,305	4,463,831
Real Estate 2.1%
Equity Real Estate Investment Trusts (REITs)
Equinix, Inc.	14,953	9,339,195
Prologis, Inc.	83,077	6,676,899
		16,016,094
Total Common Stocks (Cost $368,750,177)		718,931,884
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares”, 0.33% (b) (c) (Cost $3,065,175)	3,065,175	3,065,175
Cash Equivalents 3.9%
DWS Central Cash Management Government Fund, 0.32% (b) (Cost $28,777,613)	28,777,613	28,777,613
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $400,592,965)	100.8	750,774,672
Other Assets and Liabilities, Net	(0.8)	(6,054,484)
Net Assets	100.0	744,720,188

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund's transactions with affiliated investments during the period ended March 31, 2020 are as follows:

Value ($) at 12/31/2019	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 3/31/2020	Value ($) at 3/31/2020
Securities Lending Collateral 0.4%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.33% (b) (c)
—	3,065,175 (d)	—	—	—	82	—	3,065,175	3,065,175
Cash Equivalents 3.9%
DWS Central Cash Management Government Fund, 0.32% (b)
16,868,479	47,539,384	35,630,250	—	—	44,097	—	28,777,613	28,777,613
16,868,479	50,604,559	35,630,250	—	—	44,179	—	31,842,788	31,842,788

*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2020 amounted to $2,975,400, which is 0.4% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2020.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of March 31, 2020 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (e)	$718,931,884	$—	$—	$718,931,884
Short-Term Investments (e)	31,842,788	—	—	31,842,788
Total	$750,774,672	$—	$—	$750,774,672

(e)	See Investment Portfolio for additional detailed categorizations.